Condensed Parent Company Only Financial Statements - Condensed Statements of Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
EXPENSES
Income before income taxes and undistributed net income of subsidiary	$ 1,968,620	$ 2,057,786
Income tax benefit	(64,715)	183,262
Net income	1,903,905	2,241,048
Parent Company [Member]
INCOME
Dividends from subsidiary bank	1,378,104	1,317,528
Gains (losses) on sales of investment securities	(47)	6,757
Other income	181,312	121,161
Total income	1,559,369	1,445,446
EXPENSES
Other expenses	224,508	181,186
Total expenses	224,508	181,186
Income before income taxes and undistributed net income of subsidiary	1,334,861	1,264,260
Income tax benefit	22,633	23,176
Equity in undistributed net income of subsidiary	546,411	953,612
Net income	$ 1,903,905	$ 2,241,048